Segment Information (Details)	6 Months Ended
Jun. 30, 2025 segment
Segment Information [Abstract]
Number of operating segments	1
Number of reportable segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The management approach considers the internal organization and reporting used by the Group’s CODM, specifically the Group’s CEO and CFO, for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO